Income tax (Details 8) $ in Thousands	Dec. 31, 2024 USD ($)
Income Tax
Cuenta de Capital de Aportación (“CUCA”)	$ 286,961
Cuenta de Utilidad Fiscal Neta (“CUFIN”) (1)	$ 241,680